Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 31, 2011
SAAT CONSERVATIVE STRATEGY FUND (Third Summary Prospectus) | SAAT CONSERVATIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Conservative Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class I Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Conservative Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk —Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-776 (3/12)
SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SICIX